SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of General and Administrative Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Statement Information Schedule Of General And Administrative Expense
Payroll and related expenses	$ 1,881	$ 2,510	$ 2,060
Professional fees	1,193	1,142	1,298
Insurance	298	221	210
Depreciation	78	27	29
Other	366	535	440
General and administrative expenses	$ 3,816	$ 4,435	$ 4,037